Contingencies (Modafinil Antitrust Litigation and FTC Inquiry) (Narrative) (Details) (Modafinil Antitrust Litigation and FTC Inquiry, Other Companies [Member])	0 Months Ended
Apr. 27, 2006 other_drug_manufacturers
Modafinil Antitrust Litigation and FTC Inquiry | Other Companies [Member]
Loss Contingencies [Line Items]
Number of defendants	4